CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 494,614	$ 505,073	$ 576,299
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	163,366	148,344	129,287
Amortization of deferred drydocking and special survey costs	44,074	29,161	18,663
Amortization of assumed time charters	0	(4,534)	(21,222)
Amortization of finance costs	3,388	2,326	2,201
Debt discount amortization	99	0	0
Prior service cost and periodic cost	4,031	1,426	1,613
(Gain)/Loss on investments	(29,541)	25,179	(17,867)
Loss on equity investments	1,039	1,629	3,993
Loss on debt extinguishment, net	2,499	0	2,254
Net gain on disposal/sale of vessels	0	(8,332)	(1,639)
Payments for drydocking and special survey costs deferred	(39,671)	(50,568)	(31,121)
Stock based compensation	16,755	14,558	12,680
Amortization of deferred realized losses on interest rate swaps	3,622	3,632	3,622
(Increase)/Decrease in:
Accounts receivable	(3,783)	(5,403)	(4,296)
Inventories	464	630	(8,412)
Prepaid expenses	(191)	13	(603)
Due from related parties	5,822	(1,141)	(17,429)
Other assets, current and non-current	17,298	21,267	7,812
Increase/(Decrease) in:
Accounts payable	(11,765)	7,060	(390)
Accrued liabilities	5,128	3,186	236
Unearned revenue, current and long-term	(33,323)	(46,857)	(77,534)
Other liabilities, current and long-term	828	(24,899)	(1,855)
Net cash provided by operating activities	644,753	621,750	576,292
Cash flows from investing activities
Vessels additions and advances for vessels under construction and vessel acquisition	(296,690)	(659,343)	(268,035)
Net proceeds and insurance proceeds from disposal/sale of vessels	1,681	10,196	3,914
Investments in affiliates/marketable securities	(30,687)	(1,642)	(74,407)
Net cash used in investing activities	(325,696)	(650,789)	(338,528)
Cash flows from financing activities
Proceeds from long-term debt, net	620,675	362,000	0
Payments and prepayments of long-term debt	(190,764)	(27,970)	(27,500)
Payments of leaseback obligation	0	0	(72,925)
Dividends paid	(63,550)	(62,807)	(60,696)
Finance costs	(25,771)	(7,277)	(1,892)
Repurchase of common stock	(75,739)	(53,332)	(70,610)
Net cash provided by/(used in) financing activities	264,851	210,614	(233,623)
Net increase in cash and cash equivalents	583,908	181,575	4,141
Cash and cash equivalents, beginning of year	453,384	271,809	267,668
Cash and cash equivalents, end of year	1,037,292	453,384	271,809
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized	33,552	21,572	$ 18,076
Repurchase of common stock not settled	$ 878	$ 558